Note 11 - Investments in Associates - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation	$ 12,853	$ 5,512
General and administration	302	461
Total transactions for the year	18,256	10,377
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Exploration and evaluation	918	1,208
Universal Mineral Services (UMS) [member] | Total for all associates [member]
Statement Line Items [Line Items]
Exploration and evaluation	344	233
General and administration	232	307
Total transactions for the year	$ 576	$ 540